ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance	$ 31,064	$ 21,397	$ 15,019	$ 12,122
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Accounts receivable, allowance	$ 12,622	$ 4,719